Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS
Cash and cash equivalents	$ 660,742	$ 708,151	$ 1,225,010
Accounts receivable, net of allowance	1,302,243	1,454,346	1,440,169
Prepaid expenses	217,453	189,640	187,639
Other current assets	169,952	161,157	134,935
Total Current Assets	2,350,390	2,513,294	2,987,753
PROPERTY, PLANT AND EQUIPMENT
Structures, net	1,729,815	1,765,510	1,890,693
Other property, plant and equipment, net	1,125,571	1,132,120	1,146,161
INTANGIBLE ASSETS AND GOODWILL
Indefinite-lived intangibles - licenses	2,415,919	2,416,406	2,423,979
Indefinite-lived intangibles - permits	1,067,318	1,067,783	1,070,720
Other intangibles, net	1,400,323	1,466,546	1,740,792
Goodwill	4,204,897	4,202,187	4,216,085
OTHER ASSETS
Other assets	302,893	533,456	816,530
Total Assets	14,597,126	15,097,302	16,292,713
CURRENT LIABILITIES
Accounts payable	141,731	131,370	133,226
Accrued expenses	767,489	807,210	776,055
Accrued interest	141,048	194,844	180,572
Deferred income	242,390	176,460	172,672
Other current liabilities		0	137,889
Current portion of long-term debt	413,882	453,734	381,728
Total Current Liabilities	1,706,540	1,763,618	1,782,142
Long-term debt	20,010,504	20,030,479	20,365,369
Deferred income taxes	1,571,047	1,537,820	1,689,876
Other long-term liabilities	436,987	462,020	450,517
Commitments and contingent liabilities
SHAREHOLDER'S DEFICIT
Noncontrolling interest	232,835	245,531	303,997
Common stock	500	500	500
Additional paid-in capital	2,142,466	2,142,036	2,135,342
Accumulated deficit	(11,312,819)	(10,888,629)	(10,281,746)
Accumulated other comprehensive loss	(190,934)	(196,073)	(153,284)
Total Shareholder's Deficit	(9,127,952)	(8,696,635)	(7,995,191)
Total Liabilities and Shareholder's Deficit	14,597,126	15,097,302	16,292,713
Scenario, Previously Reported [Member]
CURRENT LIABILITIES
Deferred income		172,434
Total Current Liabilities		1,759,592
Other long-term liabilities		$ 466,046